Business Segment and Geographical Information - Distribution of Income from Operations, Excluding Restructuring, by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 409,589	$ 433,406	$ 385,847
Ireland
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	295,360	314,287	269,196
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	35,402	37,997	36,904
U.S.
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	57,680	60,272	58,340
Other
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 21,147	$ 20,850	$ 21,407